Stock Based Compensation (Details) - Schedule of Total Stock-Based Compensation Expense - Employees [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 2,736	$ 26,893	$ 12,776
General and Administrative Expenses [Member]
Schedule of Total Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 2,736	$ 26,893	$ 12,776